Long-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Bank Loans [Abstract]
Schedule of Long-Term Bank Loans
	As of December 31,
	2023	2024
Secured bank loans	$2,313	$2,089
Less: Current portion	(75)	(57)
Long-term bank loans	$2,238	$2,032

	As of December 31,
	2023	2024
Loan content
Annual interest rate	2.59%~3.25%	2.72%~3.38%
Maturity date	Due by June 2032	Due by June 2032